Subsequent Events	6 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

a)
In July 2017, Teekay Tankers completed a $153.0 million sale-leaseback financing transaction relating to four of its Suezmax tankers. The transaction is structured as a 12-year bareboat charter at an average rate of approximately $11,100 per day with purchase options for all four vessels throughout the lease term beginning in 2020. As a result of the transaction, Teekay Tankers expects to recognize an accounting write-down in the third quarter of 2017 of approximately $20.0 million per vessel subject to the transaction.

b)
In July 2017, Teekay and Teekay Offshore announced entry into agreements for a strategic partnership with Brookfield Business Partners L.P. (or Brookfield) and related transactions (or the Brookfield Transaction). Subject to the satisfaction of various conditions to closing the transaction consisted of the following, among others:

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Brookfield and Teekay will invest $610.0 million and $30.0 million, respectively, in Teekay Offshore in exchange for 244.0 million and 12.0 million new common units, respectively and 62.4 million and 3.1 million warrants, respectively, with an exercise price of $0.01 which are exercisable when Teekay Offshore's common unit price is equal to or greater than $4.00 per common unit until the seventh anniversary of the closing of the transaction. Following the investment, Brookfield will own approximately 60% and Teekay will own approximately 14% of the outstanding common units of Teekay Offshore;

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Brookfield will acquire from Teekay a 49.0% interest in Teekay Offshore's general partner in exchange for $4.0 million and an option to purchase an additional 2.0% interest in Teekay Offshore's general partner interest from Teekay in exchange for 1.0 million of the warrants to be issued to Brookfield as described above;

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Teekay Offshore will repurchase and cancel all of the outstanding Series C-1 and Series D Preferred Units from the existing unitholders, for an aggregate of approximately $250.0 million in cash, which will save approximately $28.0 million annually in cash distributions. Concurrently, Teekay Offshore’s Series B Warrants to purchase common units issued on June 29, 2016 will be amended to reduce the exercise price of the Series B Warrants from $6.05 to $4.55;

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Teekay Offshore has reached agreement in principle with the lenders of the Arendal Spirit UMS debt facility to extend the mandatory prepayment date to September 30, 2018, in exchange for a principal prepayment, subject to receipt of lenders' final internal approvals;

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Brookfield will acquire from a subsidiary of Teekay, the $200.0 million subordinated promissory note issued by Teekay Offshore (the 2016 Teekay Corporation Promissory Note) on July 1, 2016 and extend its maturity date from 2019 to 2022. The 2016 Teekay Corporation Promissory Note will be purchased for an aggregate of $140.0 million and 11.4 million warrants to be issued to Brookfield as described above;

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Teekay Offshore will transfer its shuttle tanker business into a new, wholly-owned, non-recourse subsidiary, Teekay Shuttle Tankers L.L.C. (or ShuttleCo). As part of the formation of ShuttleCo, a majority of Teekay Offshore's shuttle tanker fleet will be refinanced with a new $600.0 million, five-year debt facility, and two 50%-owned vessels will be refinanced with a new $71.0 million, four-year debt facility. In addition, an existing $250.0 million debt facility secured by the three East Coast of Canada newbuildings, and an existing $140.7 million private placement bond secured by two vessels, will be transferred from Teekay Offshore to ShuttleCo;

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A significant portion of the existing NOK bonds, of which a portion are repayable in late-2017 and early-2018, and are due to mature in late-2018, will be repurchased with proceeds from a new five-year $250 million U.S. Dollar-denominated bond offering by ShuttleCo in the Norwegian bond market, which recently priced at a fixed coupon of 7.125% per annum; and

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Certain financial institutions providing interest rate swaps to Teekay Offshore have agreed to (i) lower the fixed interest rate on the swaps, (ii) extend the termination option of the swaps by two years to 2021, and (iii) eliminate the financial guarantee and security package currently provided by Teekay in return for a prepayment amount and fees.

As part of the Brookfield Transaction, Teekay Offshore has reduced its existing common unit distribution to reinvest cash in the business and further strengthen their balance sheet. For the quarter ended June 30, 2017, Teekay Offshore's general partner declared a cash distribution of $0.01 per common unit, compared to $0.11 per common unit in the prior quarter.

For additional information about these and related proposed transactions, please see Teekay’s Report on Form 6-K furnished to the SEC on August 1, 2017.